DYNAMIC INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 63.3%
	EQUITY - 63.3%
582	Direxion Daily CSI 300 China A Share Bull 2X Shares	$ 22,681
99	Direxion Daily MSCI Brazil Bull 2X Shares	9,026
55,200	Franklin FTSE Australia ETF(a)	1,609,908
100,730	Franklin FTSE Brazil ETF	2,089,110
62,100	Franklin FTSE Canada ETF(a)	1,882,301
152,000	Franklin FTSE Japan ETF(b)	4,622,320
64,670	Franklin FTSE South Korea ETF	2,059,093
160,500	Franklin FTSE Switzerland ETF(a)	4,843,890
67,620	Franklin FTSE Taiwan ETF(a)	2,819,754
223,800	iShares China Large-Cap ETF(b)	10,442,507
64,188	iShares MSCI Australia ETF(b)	1,591,221
221,200	iShares MSCI Brazil ETF(b)	7,399,140
55,000	iShares MSCI Canada ETF	1,872,750
153,675	iShares MSCI Germany ETF	5,138,892
91,407	iShares MSCI Hong Kong ETF(b)	2,429,598
64,451	iShares MSCI India ETF(b)	2,718,543
67,049	iShares MSCI Japan ETF	4,594,197
56,783	iShares MSCI New Zealand ETF(b)	3,535,310
23,054	iShares MSCI South Korea ETF(b)	2,067,944
110,830	iShares MSCI Switzerland ETF	4,899,794
47,578	iShares MSCI Taiwan ETF	2,852,777
37,121	SPDR S&P Emerging Markets SmallCap ETF	2,056,132
153,522	VanEck Vectors Russia ETF	3,962,403
		75,519,291

	TOTAL EXCHANGE-TRADED FUNDS (Cost $58,115,837)	75,519,291

	SHORT-TERM INVESTMENTS — 59.7%
	COLLATERAL FOR SECURITIES LOANED - 22.6%
27,032,252	Morgan Stanley Institutional Liquidity - Treasury Portfolio, Institutional Class, 0.01% (Cost $27,032,252)(c)	27,032,252

	MONEY MARKET FUND - 37.1%
44,216,609	BlackRock Liquidity Funds T-Fund, Institutional Class, 0.03% (Cost $44,216,609)(c)	44,216,609

	TOTAL SHORT-TERM INVESTMENTS (Cost $71,248,861)	71,248,861

	TOTAL INVESTMENTS - 123.0% (Cost $129,364,698)	$ 146,768,152
	LIABILITIES IN EXCESS OF OTHER ASSETS - (23.0)%	(27,455,881)
	NET ASSETS - 100.0%	$ 119,312,271

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Affiliated Company – Dynamic International Opportunity Fund holds in excess of 5% of outstanding voting securities of this Exchange-Traded Fund.
(b)	All or a portion of this security is on loan. Total loaned securities have a value of $26,275,696 at March 31, 2021.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2021.

DYNAMIC U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 91.0%
	EQUITY - 81.0%
60,000	Avantis U.S. Small Cap Value ETF	$ 4,332,600
127,551	Communication Services Select Sector SPDR Fund	9,352,039
37,607	Consumer Discretionary Select Sector SPDR Fund	6,320,608
68,306	Energy Select Sector SPDR Fund	3,351,092
433,275	Financial Select Sector SPDR Fund	14,753,015
31,499	Health Care Select Sector SPDR Fund	3,677,193
79,861	Industrial Select Sector SPDR Fund	7,862,315
10,522	iShares Russell 1000 Value ETF	1,594,609
89,600	Materials Select Sector SPDR Fund(a)	7,060,480
93,032	Technology Select Sector SPDR Fund	12,355,581
13,473	VanEck Vectors Semiconductor ETF	3,281,349
		73,940,881
	FIXED INCOME - 10.0%
25,797	iShares 20+ Year Treasury Bond ETF(a)	3,494,204
41,723	iShares TIPS Bond ETF	5,236,236
4,200	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	384,300
		9,114,740

	TOTAL EXCHANGE-TRADED FUNDS (Cost $70,198,946)	83,055,621

	SHORT-TERM INVESTMENTS — 19.4%
	COLLATERAL FOR SECURITIES LOANED - 10.0%
9,172,416	Morgan Stanley Institutional Liquidity - Treasury Portfolio, Institutional Class, 0.01% (Cost $9,172,416)(b)	9,172,416

	MONEY MARKET FUND - 9.4%
8,585,493	BlackRock Liquidity Funds T-Fund, Institutional Class, 0.03% (Cost $8,585,493)(b)	8,585,493

	TOTAL SHORT-TERM INVESTMENTS (Cost $17,757,909)	17,757,909

	TOTAL INVESTMENTS - 110.4% (Cost $87,956,855)	$ 100,813,530
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.4)%	(9,473,142)
	NET ASSETS - 100.0%	$ 91,340,388

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of this security is on loan. Total loaned securities have a value of $8,929,005 at March 31, 2021.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2021.

The Dynamic Funds

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

March 31, 2021

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-ended funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which may be different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Funds – The Funds invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Securities Lending - The Funds have entered into a securities lending arrangement with BNP Paribas Inc. (the “Borrower”). Under the terms of the agreement, the Funds were authorized to loan securities to the Borrower. In exchange, the Funds received cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral was invested in short-term instruments as noted in the DIOF’s and DUOF’s Portfolio of Investments. Securities lending income is disclosed in the DIOF’s and DUOF’s Statement of Operations. Although risk was mitigated by the collateral, the Funds could have experienced a delay in recovering their securities and possible loss of income or value if the Borrower failed to return such securities on loan. The agreement provided that the Funds received a guaranteed amount in securities lending revenue annually.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be recognized by DIOF and DUOF. DIOF and DUOF have the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, the DIOF and DUOF are indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market.

The Funds may invest the cash collateral received in connection with securities lending transactions. As of March 31, 2021, the total loaned securities were $26,275,696 and $8,929,005 for DIOF and DUOF, respectively.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Dynamic Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2021

Fair Valuation Process – As noted above, this fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Dynamic Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2021

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2021 for each Fund’s assets measured at fair value:

Dynamic International Opportunity Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 75,519,291	$ -	$ -	$ 75,519,291
Short-Term Investments	71,248,861	-	-	71,248,861
Total	$ 146,768,152	$ -	$ -	$ 146,768,152

Dynamic U.S. Opportunity Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 83,055,621	$ -	$ -	$ 83,055,621
Short-Term Investments	17,757,909	-	-	17,757,909
Total	$ 100,813,530	$ -	$ -	$ 100,813,530

The Funds did not hold any Level 3 securities during the period.

* See each Fund’s Portfolio of Investments for classification.

AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at March 31, 2021, were as follows:

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation/
Cost	Appreciation	Depreciation	(Depreciation)
$ 129,531,102	$ 17,484,418	$ (247,368)	$ 17,237,050
88,571,759	12,797,966	(556,195)	12,241,771